REVENUES - BY TIMING OF RECOGNITION OF REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		$ 60,400	$ 71,315
Revenue		75,100	86,006
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		20,786	34,562
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		39,614	36,753
Asset management
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		4,640	5,299
Revenue		8,925	10,043
Asset management | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		1,184	1,504
Asset management | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		3,456	3,795
Infrastructure
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		20,401	18,885
Revenue	$ 21,525	24,223	21,525
Infrastructure | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		0	0
Infrastructure | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		20,401	18,885
Private Equity
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		25,660	37,977
Revenue	41,321	28,716	41,321
Private Equity | Construction Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	5,700	5,500	5,700
Private Equity | Dealer software and technology services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	3,000	3,300	3,000
Private Equity | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		17,633	30,408
Private Equity | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		8,027	7,569
Real Estate1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		2,778	3,298
Revenue	6,156	5,330	6,156
Real Estate1 [Member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		1,704	2,300
Real Estate1 [Member] | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		1,074	998
Renewable Power and Transition
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		6,921	5,856
Revenue	$ 6,485	7,636	6,485
Renewable Power and Transition | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		265	350
Renewable Power and Transition | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		$ 6,656	$ 5,506